FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Short-term interest expenses commissions and other	$ (1,994)	$ (1,585)	$ (1,923)
Loss in respect of marketable securities and other investments	(107)	(89)	(3,860)
Interest expenses in respect of long-term loans	(24)	(311)	(654)
Interest income in respect of deposits	2,010	1,649	995
Income related to taxes positions	75	425	35
Exchange rate differences and others, net	120	(1,641)	(537)
Financing income, net	$ 80	$ (1,552)	$ (5,944)